Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-3.78%
Alphabet, Inc., Class A	426,296	$86,972,910
Alphabet, Inc., Class C	347,460	71,437,776
AT&T, Inc.	6,439,039	152,798,395
Charter Communications, Inc., Class A(b)(c)	400,184	138,259,570
Comcast Corp., Class A	3,807,233	128,151,463
Electronic Arts, Inc.	922,208	113,348,585
Fox Corp., Class A(c)	2,099,599	107,457,477
Fox Corp., Class B	1,248,174	60,661,256
Interpublic Group of Cos., Inc. (The)	5,022,631	143,998,831
Live Nation Entertainment, Inc.(b)(c)	1,124,809	162,737,366
Match Group, Inc.(c)	4,804,149	171,508,119
Meta Platforms, Inc., Class A	239,398	164,988,314
Netflix, Inc.(b)	161,692	157,934,278
News Corp., Class A	3,928,323	110,464,443
News Corp., Class B(c)	1,157,164	36,624,241
Omnicom Group, Inc.(c)	1,641,653	142,479,064
Paramount Global, Class B(c)	13,510,797	146,997,471
Take-Two Interactive Software, Inc.(b)	795,494	147,572,092
T-Mobile US, Inc.	646,241	150,554,766
Verizon Communications, Inc.	3,600,504	141,823,853
Walt Disney Co. (The)	1,319,172	149,145,586
Warner Bros. Discovery, Inc.(b)(c)	13,972,751	145,875,520
		2,831,791,376
Consumer Discretionary-9.84%
Airbnb, Inc., Class A(b)	1,088,805	142,818,552
Amazon.com, Inc.(b)	656,633	156,068,531
Aptiv PLC (Jersey)(b)(c)	2,571,423	160,508,224
AutoZone, Inc.(b)(c)	45,298	151,757,813
Best Buy Co., Inc.	1,736,379	149,085,501
Booking Holdings, Inc.	28,709	136,010,610
BorgWarner, Inc.(c)	4,314,863	137,644,130
Caesars Entertainment, Inc.(b)(c)	4,077,374	146,989,333
CarMax, Inc.(b)	1,737,764	148,822,109
Carnival Corp.(b)(c)	5,693,212	157,531,176
Chipotle Mexican Grill, Inc.(b)	2,305,809	134,543,955
D.R. Horton, Inc.	985,307	139,815,063
Darden Restaurants, Inc.	901,899	176,086,761
Deckers Outdoor Corp.(b)	738,906	131,052,368
Domino’s Pizza, Inc.(c)	330,572	148,466,497
eBay, Inc.(c)	2,394,072	161,551,978
Expedia Group, Inc.(b)	794,428	135,807,467
Ford Motor Co.	14,523,096	146,392,808
Garmin Ltd.	685,991	148,071,157
General Motors Co.	2,905,101	143,686,295
Genuine Parts Co.(c)	1,230,986	143,102,122
Hasbro, Inc.	2,351,966	136,037,713
Hilton Worldwide Holdings, Inc.	589,601	150,979,128
Home Depot, Inc. (The)	359,462	148,091,155
Las Vegas Sands Corp.(c)	2,776,554	127,249,470
Lennar Corp., Class A	957,304	125,636,577
LKQ Corp.(c)	3,915,837	146,413,145
Lowe’s Cos., Inc.	565,016	146,926,761
lululemon athletica, inc.(b)	378,793	156,896,061
Marriott International, Inc., Class A	519,189	150,871,131
McDonald’s Corp.	511,322	147,618,661
MGM Resorts International(b)(c)	4,092,760	141,118,365
Millrose Properties, Inc.(b)(d)	475,122	5,254,844
Mohawk Industries, Inc.(b)	1,155,331	141,296,981
NIKE, Inc., Class B(c)	1,917,258	147,437,140
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	5,497,699	$155,859,767
NVR, Inc.(b)	17,095	137,036,597
O’Reilly Automotive, Inc.(b)	119,364	154,507,149
Pool Corp.(c)	403,196	138,800,223
PulteGroup, Inc.	1,241,181	141,221,574
Ralph Lauren Corp.	665,832	166,258,250
Ross Stores, Inc.	982,834	147,975,487
Royal Caribbean Cruises Ltd.	615,819	164,177,345
Starbucks Corp.	1,539,907	165,817,186
Tapestry, Inc.(c)	2,430,566	177,285,484
Tesla, Inc.(b)	356,662	144,305,445
TJX Cos., Inc. (The)	1,192,287	148,785,495
Tractor Supply Co.(c)	2,653,488	144,243,608
Ulta Beauty, Inc.(b)(c)	352,304	145,202,094
Wynn Resorts Ltd.(c)	1,587,873	137,906,770
Yum! Brands, Inc.(c)	1,091,142	142,394,031
		7,379,416,087
Consumer Staples-7.23%
Altria Group, Inc.	2,764,475	144,388,529
Archer-Daniels-Midland Co.	2,856,851	146,356,477
Brown-Forman Corp., Class B(c)	3,366,763	111,136,847
Bunge Global S.A.	1,783,024	135,741,617
Campbell’s Co. (The)(c)	3,515,949	136,313,343
Church & Dwight Co., Inc.	1,432,092	151,114,348
Clorox Co. (The)	918,099	145,683,949
Coca-Cola Co. (The)	2,418,677	153,537,616
Colgate-Palmolive Co.	1,629,716	141,296,377
Conagra Brands, Inc.	5,452,136	141,155,801
Constellation Brands, Inc., Class A	630,145	113,930,216
Costco Wholesale Corp.	152,289	149,224,945
Dollar General Corp.	1,894,159	134,598,938
Dollar Tree, Inc.(b)(c)	2,110,640	154,815,444
Estee Lauder Cos., Inc. (The), Class A(c)	1,861,435	155,299,522
General Mills, Inc.(c)	2,308,251	138,818,215
Hershey Co. (The)(c)	855,455	127,676,659
Hormel Foods Corp.(c)	4,563,296	136,807,614
J.M. Smucker Co. (The)	1,334,876	142,684,896
Kellanova	1,877,787	153,471,531
Kenvue, Inc.	6,804,182	144,861,035
Keurig Dr Pepper, Inc.	4,545,614	145,914,209
Kimberly-Clark Corp.(c)	1,157,881	150,489,794
Kraft Heinz Co. (The)	4,831,829	144,181,777
Kroger Co. (The)(c)	2,465,265	151,958,935
Lamb Weston Holdings, Inc.(c)	2,020,004	121,079,040
McCormick & Co., Inc.(c)	1,858,260	143,513,420
Molson Coors Beverage Co., Class B(c)	2,462,744	134,835,234
Mondelez International, Inc., Class A	2,395,246	138,900,315
Monster Beverage Corp.(b)	2,901,784	141,345,899
PepsiCo, Inc.	965,920	145,554,485
Philip Morris International, Inc.	1,192,193	155,223,529
Procter & Gamble Co. (The)	888,107	147,416,881
Sysco Corp.(c)	1,885,459	137,487,670
Target Corp.	1,113,625	153,580,024
Tyson Foods, Inc., Class A	2,441,621	137,927,170
Walgreens Boots Alliance, Inc.(c)	15,386,717	158,175,451
Walmart, Inc.	1,595,356	156,600,145
		5,423,097,897
Energy-4.43%
APA Corp.	6,765,988	148,378,117
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Baker Hughes Co., Class A	3,566,362	$164,694,597
Chevron Corp.	969,329	144,614,193
ConocoPhillips	1,482,801	146,545,223
Coterra Energy, Inc.	5,977,221	165,688,566
Devon Energy Corp.	4,359,940	148,673,954
Diamondback Energy, Inc.	923,748	151,827,221
EOG Resources, Inc.	1,186,859	149,294,994
EQT Corp.	3,321,891	169,815,068
Exxon Mobil Corp.	1,352,744	144,513,642
Halliburton Co.	5,187,994	134,991,604
Hess Corp.	1,063,774	147,896,499
Kinder Morgan, Inc.	5,618,650	154,400,502
Marathon Petroleum Corp.	997,325	145,320,226
Occidental Petroleum Corp.(c)	3,124,130	145,740,664
ONEOK, Inc.(c)	1,452,217	141,111,926
Phillips 66(c)	1,209,326	142,543,256
Schlumberger N.V.	3,642,632	146,725,217
Targa Resources Corp.	812,809	159,960,811
Texas Pacific Land Corp.(c)	125,440	162,717,005
Valero Energy Corp.	1,135,757	151,055,681
Williams Cos., Inc. (The)	2,735,205	151,612,413
		3,318,121,379
Financials-14.96%
Aflac, Inc.	1,453,056	156,029,153
Allstate Corp. (The)	782,163	150,433,410
American Express Co.	501,069	159,064,354
American International Group, Inc.	2,053,171	151,236,576
Ameriprise Financial, Inc.	275,038	149,444,648
Aon PLC, Class A	417,806	154,930,821
Apollo Global Management, Inc.(c)	847,556	144,915,125
Arch Capital Group Ltd.	1,607,215	149,583,500
Arthur J. Gallagher & Co.(c)	534,056	161,188,782
Assurant, Inc.	696,988	149,984,848
Bank of America Corp.	3,280,828	151,902,336
Bank of New York Mellon Corp. (The)	1,901,640	163,407,925
Berkshire Hathaway, Inc., Class B(b)	327,703	153,584,565
BlackRock, Inc.	142,098	152,826,399
Blackstone, Inc., Class A	786,867	139,362,014
Brown & Brown, Inc.	1,452,135	151,980,449
Capital One Financial Corp.	813,842	165,787,754
Cboe Global Markets, Inc.	746,250	152,481,262
Charles Schwab Corp. (The)	1,837,200	151,973,184
Chubb Ltd.	548,476	149,119,655
Cincinnati Financial Corp.	996,707	136,598,694
Citigroup, Inc.	2,104,426	171,363,409
Citizens Financial Group, Inc.	3,275,463	155,813,775
CME Group, Inc., Class A	646,263	152,854,125
Corpay, Inc.(b)	414,871	157,854,267
Discover Financial Services	850,221	170,970,941
Erie Indemnity Co., Class A(c)	371,127	149,545,625
Everest Group Ltd.(c)	417,897	145,223,386
FactSet Research Systems, Inc.(c)	309,053	146,617,834
Fidelity National Information Services, Inc.	1,772,867	144,435,474
Fifth Third Bancorp(c)	3,299,642	146,207,137
Fiserv, Inc.(b)	741,281	160,146,347
Franklin Resources, Inc.(c)	6,761,892	150,384,478
Global Payments, Inc.	1,291,335	145,727,155
Globe Life, Inc.	1,441,217	175,958,183
Goldman Sachs Group, Inc. (The)	255,522	163,636,289
Hartford Financial Services Group, Inc. (The)	1,337,452	149,192,771
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.(c)	8,693,773	$149,532,896
Intercontinental Exchange, Inc.	955,745	152,756,723
Invesco Ltd.(e)	8,212,192	157,920,452
Jack Henry & Associates, Inc.	847,149	147,480,169
JPMorgan Chase & Co.	621,939	166,244,295
KeyCorp	8,257,013	148,461,094
KKR & Co., Inc., Class A	962,056	160,730,696
Loews Corp.	1,783,858	152,430,666
M&T Bank Corp.(c)	748,521	150,632,366
MarketAxess Holdings, Inc.	644,795	142,261,121
Marsh & McLennan Cos., Inc.	705,304	152,966,331
Mastercard, Inc., Class A	283,321	157,364,983
MetLife, Inc.	1,885,205	163,089,084
Moody’s Corp.	304,454	152,056,506
Morgan Stanley	1,191,499	164,939,207
MSCI, Inc.	240,548	143,551,830
Nasdaq, Inc.	1,859,393	153,102,420
Northern Trust Corp.	1,437,897	161,461,454
PayPal Holdings, Inc.(b)	1,665,861	147,561,967
PNC Financial Services Group, Inc. (The)	743,376	149,381,407
Principal Financial Group, Inc.(c)	1,893,689	156,134,658
Progressive Corp. (The)	620,302	152,867,225
Prudential Financial, Inc.	1,262,074	152,408,056
Raymond James Financial, Inc.	937,478	157,946,293
Regions Financial Corp.	5,952,234	146,663,046
S&P Global, Inc.	293,448	153,006,722
State Street Corp.	1,523,041	154,771,426
Synchrony Financial	2,208,957	152,373,854
T. Rowe Price Group, Inc.(c)	1,242,170	145,234,516
Travelers Cos., Inc. (The)	616,765	151,218,443
Truist Financial Corp.	3,318,066	158,006,303
U.S. Bancorp	2,945,865	140,753,430
Visa, Inc., Class A	481,957	164,732,903
W.R. Berkley Corp.(c)	2,483,733	146,118,012
Wells Fargo & Co.	2,115,811	166,725,907
Willis Towers Watson PLC	488,801	161,091,702
		11,215,744,813
Health Care-12.64%
Abbott Laboratories	1,327,159	169,783,451
AbbVie, Inc.	868,820	159,775,998
Agilent Technologies, Inc.	1,073,020	162,583,990
Align Technology, Inc.(b)	631,110	138,282,512
Amgen, Inc.	553,783	158,060,744
Baxter International, Inc.(c)	4,887,122	159,124,692
Becton, Dickinson and Co.	684,431	169,465,116
Biogen, Inc.(b)	960,078	138,184,027
Bio-Techne Corp.	1,970,003	144,893,721
Boston Scientific Corp.(b)	1,671,934	171,139,164
Bristol-Myers Squibb Co.	2,673,309	157,591,566
Cardinal Health, Inc.	1,289,573	159,468,597
Cencora, Inc.(c)	652,922	165,979,302
Centene Corp.(b)	2,657,540	170,162,286
Charles River Laboratories International, Inc.(b)(c)	781,162	128,704,251
Cigna Group (The)	514,942	151,501,086
Cooper Cos., Inc. (The)(b)	1,522,889	147,034,933
CVS Health Corp.	2,925,665	165,241,559
Danaher Corp.	643,310	143,290,869
DaVita, Inc.(b)(c)	974,531	171,712,362
DexCom, Inc.(b)	1,882,620	163,467,895
Edwards Lifesciences Corp.(b)	2,051,767	148,650,519
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Elevance Health, Inc.	392,562	$155,336,783
Eli Lilly and Co.	190,210	154,275,527
GE HealthCare Technologies, Inc.	1,829,886	161,578,934
Gilead Sciences, Inc.	1,636,720	159,089,184
HCA Healthcare, Inc.	480,598	158,554,086
Henry Schein, Inc.(b)(c)	1,970,381	157,630,480
Hologic, Inc.(b)(c)	2,004,239	144,585,801
Humana, Inc.	544,562	159,681,915
IDEXX Laboratories, Inc.(b)	346,585	146,276,199
Incyte Corp.(b)	2,090,688	155,045,422
Insulet Corp.(b)	553,647	154,124,252
Intuitive Surgical, Inc.(b)	278,627	159,341,209
IQVIA Holdings, Inc.(b)	753,061	151,636,363
Johnson & Johnson	1,031,027	156,870,758
Labcorp Holdings, Inc.	660,067	164,884,737
McKesson Corp.	262,629	156,198,598
Medtronic PLC	1,827,156	165,942,308
Merck & Co., Inc.	1,515,776	149,788,984
Mettler-Toledo International, Inc.(b)	119,206	162,649,435
Moderna, Inc.(b)(c)	3,535,658	139,375,638
Molina Healthcare, Inc.(b)	504,210	156,511,826
Pfizer, Inc.	6,002,649	159,190,252
Quest Diagnostics, Inc.	973,364	158,755,668
Regeneron Pharmaceuticals, Inc.(b)	196,002	131,905,426
ResMed, Inc.(c)	616,029	145,493,729
Revvity, Inc.(c)	1,298,243	163,747,390
Solventum Corp.(b)	2,148,225	159,097,544
STERIS PLC(c)	722,092	159,329,600
Stryker Corp.(c)	402,596	157,531,789
Teleflex, Inc.	823,396	148,408,895
Thermo Fisher Scientific, Inc.	283,367	169,382,624
UnitedHealth Group, Inc.	283,824	153,971,682
Universal Health Services, Inc., Class B	794,011	149,718,714
Vertex Pharmaceuticals, Inc.(b)	322,976	149,111,560
Viatris, Inc.	11,857,698	133,754,833
Waters Corp.(b)	393,136	163,340,145
West Pharmaceutical Services, Inc.	475,185	162,299,437
Zimmer Biomet Holdings, Inc.	1,416,334	155,060,246
Zoetis, Inc.	853,530	145,868,277
		9,479,444,890
Industrials-15.47%
3M Co.(c)	1,166,859	177,595,940
A.O. Smith Corp.	2,074,395	139,606,784
Allegion PLC	1,076,506	142,884,641
AMETEK, Inc.	803,024	148,206,109
Automatic Data Processing, Inc.	503,738	152,637,651
Axon Enterprise, Inc.(b)(c)	235,681	153,706,435
Boeing Co. (The)(b)	911,161	160,838,140
Broadridge Financial Solutions, Inc.	642,820	153,132,580
Builders FirstSource, Inc.(b)	880,036	147,212,422
C.H. Robinson Worldwide, Inc.(c)	1,387,167	138,009,245
Carrier Global Corp.	2,053,130	134,233,639
Caterpillar, Inc.	389,567	144,700,766
Cintas Corp.	718,155	144,040,348
Copart, Inc.(b)	2,418,065	140,078,505
CSX Corp.	4,498,330	147,860,107
Cummins, Inc.	409,056	145,726,200
Dayforce, Inc.(b)(c)	1,931,213	136,614,008
Deere & Co.	338,085	161,117,788
Delta Air Lines, Inc.(c)	2,385,463	160,470,096
Dover Corp.	752,968	153,364,522
	Shares	Value
Industrials-(continued)
Eaton Corp. PLC	417,709	$136,356,926
Emerson Electric Co.	1,155,262	150,126,297
Equifax, Inc.	576,372	158,375,498
Expeditors International of Washington, Inc.(c)	1,255,568	142,607,413
Fastenal Co.	1,907,426	139,699,880
FedEx Corp.	537,722	142,426,426
Fortive Corp.(c)	1,931,457	157,085,398
GE Vernova, Inc.	440,490	164,249,911
Generac Holdings, Inc.(b)(c)	880,014	131,412,491
General Dynamics Corp.	569,671	146,394,054
General Electric Co.	898,388	182,884,845
Honeywell International, Inc.	660,043	147,664,820
Howmet Aerospace, Inc.	1,305,533	165,254,367
Hubbell, Inc.	330,823	139,941,437
Huntington Ingalls Industries, Inc.(c)	791,074	156,047,257
IDEX Corp.	662,595	148,626,684
Illinois Tool Works, Inc.(c)	555,012	143,836,910
Ingersoll Rand, Inc.(c)	1,489,024	139,670,451
J.B. Hunt Transport Services, Inc.	830,617	142,218,243
Jacobs Solutions, Inc.	1,120,651	157,036,825
Johnson Controls International PLC	1,803,805	140,696,790
L3Harris Technologies, Inc.	660,586	140,050,838
Leidos Holdings, Inc.	986,016	140,043,852
Lennox International, Inc.	230,368	136,474,611
Lockheed Martin Corp.	300,404	139,072,032
Masco Corp.	1,905,281	151,050,678
Nordson Corp.(c)	607,039	133,682,129
Norfolk Southern Corp.	612,387	156,342,401
Northrop Grumman Corp.	318,436	155,164,310
Old Dominion Freight Line, Inc.	739,404	137,240,776
Otis Worldwide Corp.	1,529,560	145,950,615
PACCAR, Inc.	1,307,155	144,937,346
Parker-Hannifin Corp.	220,676	156,028,966
Paychex, Inc.(c)	1,070,462	158,075,124
Paycom Software, Inc.	629,209	130,598,620
Pentair PLC	1,386,222	143,723,497
Quanta Services, Inc.	453,283	139,434,384
Republic Services, Inc.	720,214	156,192,810
Rockwell Automation, Inc.(c)	509,480	141,854,516
Rollins, Inc.	3,084,947	152,704,877
RTX Corp.	1,295,554	167,061,688
Snap-on, Inc.	425,766	151,210,795
Southwest Airlines Co.(c)	4,502,313	138,266,032
Stanley Black & Decker, Inc.	1,804,264	158,901,530
Textron, Inc.(c)	1,843,274	141,028,894
Trane Technologies PLC	377,794	137,044,774
TransDigm Group, Inc.	121,347	164,223,749
Uber Technologies, Inc.(b)	2,475,107	165,460,903
Union Pacific Corp.	647,701	160,493,831
United Airlines Holdings, Inc.(b)	1,530,065	161,942,080
United Parcel Service, Inc., Class B	1,170,784	133,738,656
United Rentals, Inc.	190,112	144,116,303
Veralto Corp.	1,435,191	148,384,397
Verisk Analytics, Inc.	531,215	152,692,440
W.W. Grainger, Inc.(c)	131,022	139,233,149
Wabtec Corp.	741,677	154,209,482
Waste Management, Inc.	704,750	155,228,235
Xylem, Inc.(c)	1,225,522	152,013,749
		11,598,521,918
Information Technology-13.73%
Accenture PLC, Class A (Ireland)(c)	416,302	160,255,455
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Adobe, Inc.(b)	275,448	$120,494,728
Advanced Micro Devices, Inc.(b)	1,161,598	134,687,288
Akamai Technologies, Inc.(b)(c)	1,512,859	151,134,614
Amphenol Corp., Class A	2,056,215	145,538,898
Analog Devices, Inc.	696,383	147,556,594
ANSYS, Inc.(b)	440,247	154,306,574
Apple, Inc.	613,416	144,766,176
Applied Materials, Inc.	884,797	159,573,139
Arista Networks, Inc.(b)	1,412,097	162,715,937
Autodesk, Inc.(b)	491,765	153,106,115
Broadcom, Inc.	826,282	182,831,418
Cadence Design Systems, Inc.(b)	489,681	145,738,859
CDW Corp.	850,183	169,305,443
Cisco Systems, Inc.	2,586,190	156,723,114
Cognizant Technology Solutions Corp., Class A	1,860,754	153,716,888
Corning, Inc.	3,180,710	165,651,377
CrowdStrike Holdings, Inc., Class A(b)(c)	417,318	166,121,776
Dell Technologies, Inc., Class C	1,273,861	131,972,000
Enphase Energy, Inc.(b)(c)	2,036,636	126,841,690
EPAM Systems, Inc.(b)	598,370	151,962,045
F5, Inc.(b)(c)	582,244	173,077,852
Fair Isaac Corp.(b)	68,964	129,208,192
First Solar, Inc.(b)(c)	752,102	125,992,127
Fortinet, Inc.(b)	1,545,231	155,882,903
Gartner, Inc.(b)	292,151	158,588,327
Gen Digital, Inc.(c)	5,059,984	136,164,169
GoDaddy, Inc., Class A(b)	726,860	154,566,779
Hewlett Packard Enterprise Co.	6,915,060	146,530,121
HP, Inc.	4,375,931	142,217,758
Intel Corp.	7,529,336	146,294,999
International Business Machines Corp.	657,029	168,002,315
Intuit, Inc.	225,836	135,842,612
Jabil, Inc.	1,132,934	183,999,811
Juniper Networks, Inc.	4,052,219	141,260,354
Keysight Technologies, Inc.(b)(c)	901,279	160,743,110
KLA Corp.	233,371	172,283,807
Lam Research Corp.	1,936,733	156,972,210
Microchip Technology, Inc.(c)	2,460,671	133,614,435
Micron Technology, Inc.	1,483,820	135,383,737
Microsoft Corp.	336,674	139,739,910
Monolithic Power Systems, Inc.	242,747	154,719,655
Motorola Solutions, Inc.	316,818	148,666,847
NetApp, Inc.	1,234,600	150,744,660
NVIDIA Corp.	1,085,163	130,295,521
NXP Semiconductors N.V. (China)	688,832	143,655,914
ON Semiconductor Corp.(b)	2,224,383	116,424,206
Oracle Corp.	847,644	144,150,339
Palantir Technologies, Inc., Class A(b)	2,086,919	172,149,948
Palo Alto Networks, Inc.(b)(c)	760,132	140,183,544
PTC, Inc.(b)(c)	748,815	144,880,726
QUALCOMM, Inc.	947,452	163,842,874
Roper Technologies, Inc.	275,259	158,452,843
Salesforce, Inc.	426,907	145,874,122
Seagate Technology Holdings PLC(c)	1,536,544	148,061,380
ServiceNow, Inc.(b)	132,038	134,464,858
Skyworks Solutions, Inc.(c)	1,693,696	150,332,457
Super Micro Computer, Inc.(b)(c)	3,955,492	112,810,632
Synopsys, Inc.(b)	295,519	155,289,324
TE Connectivity PLC (Switzerland)	1,011,128	149,616,610
Teledyne Technologies, Inc.(b)	318,979	163,103,532
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	1,258,072	$145,672,157
Texas Instruments, Inc.	789,910	145,825,285
Trimble, Inc.(b)	2,047,555	153,484,723
Tyler Technologies, Inc.(b)	242,308	145,782,185
VeriSign, Inc.(b)	757,028	162,761,020
Western Digital Corp.(b)(c)	2,162,801	140,863,229
Workday, Inc., Class A(b)(c)	556,200	145,757,772
Zebra Technologies Corp., Class A(b)(c)	374,648	146,839,537
		10,296,071,556
Materials-5.52%
Air Products and Chemicals, Inc.	484,862	162,554,834
Albemarle Corp.(c)	1,458,258	122,770,741
Amcor PLC(c)	15,088,355	146,658,811
Avery Dennison Corp.	766,247	142,315,055
Ball Corp.(c)	2,633,560	146,689,292
Celanese Corp.(c)	2,226,807	158,192,369
CF Industries Holdings, Inc.	1,686,834	155,542,963
Corteva, Inc.(c)	2,529,535	165,102,749
Dow, Inc.	3,643,006	142,259,384
DuPont de Nemours, Inc.	1,848,054	141,930,547
Eastman Chemical Co.	1,524,378	151,904,268
Ecolab, Inc.	615,968	154,109,034
FMC Corp.	2,682,464	149,627,842
Freeport-McMoRan, Inc.	3,515,949	126,046,772
International Flavors & Fragrances, Inc.	1,721,290	149,907,146
International Paper Co.(c)	2,778,743	154,581,473
Linde PLC	343,688	153,326,091
LyondellBasell Industries N.V., Class A(c)	1,977,646	149,707,802
Martin Marietta Materials, Inc.(c)	270,373	147,115,357
Mosaic Co. (The)	5,655,330	157,727,154
Newmont Corp.	3,580,765	152,970,281
Nucor Corp.	1,093,841	140,482,000
Packaging Corp. of America	634,847	135,006,563
PPG Industries, Inc.	1,233,330	142,301,615
Sherwin-Williams Co. (The)	407,162	145,829,142
Smurfit WestRock PLC	2,826,837	150,076,776
Steel Dynamics, Inc.	1,134,498	145,442,644
Vulcan Materials Co.	540,773	148,252,918
		4,138,431,623
Real Estate-5.99%
Alexandria Real Estate Equities, Inc.	1,462,161	142,341,373
American Tower Corp.	757,370	140,075,582
AvalonBay Communities, Inc.(c)	668,433	148,064,594
BXP, Inc.(c)	1,892,749	138,435,662
Camden Property Trust	1,254,948	142,700,137
CBRE Group, Inc., Class A(b)	1,099,950	159,206,763
CoStar Group, Inc.(b)(c)	1,948,733	149,272,948
Crown Castle, Inc.(c)	1,526,614	136,296,098
Digital Realty Trust, Inc.(c)	808,856	132,539,144
Equinix, Inc.	155,535	142,106,108
Equity Residential(c)	2,077,220	146,714,049
Essex Property Trust, Inc.	508,050	144,575,789
Extra Space Storage, Inc.	947,786	145,959,044
Federal Realty Investment Trust(c)	1,345,717	146,185,238
Healthpeak Properties, Inc.	7,107,995	146,851,177
Host Hotels & Resorts, Inc.	7,986,544	133,455,150
Invitation Homes, Inc.	4,541,553	141,469,376
Iron Mountain, Inc.	1,336,748	135,773,494
Kimco Realty Corp.(c)	6,183,612	138,822,089
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	954,848	$145,690,708
Prologis, Inc.(c)	1,352,370	161,270,123
Public Storage	468,573	139,859,669
Realty Income Corp.	2,732,907	149,326,038
Regency Centers Corp.(c)	2,037,452	146,370,552
SBA Communications Corp., Class A	699,289	138,151,535
Simon Property Group, Inc.(c)	857,161	149,026,011
UDR, Inc.(c)	3,411,828	142,409,701
Ventas, Inc.(c)	2,489,815	150,434,622
VICI Properties, Inc.(c)	4,828,770	143,752,483
Welltower, Inc.	1,178,026	160,776,988
Weyerhaeuser Co.(c)	4,894,370	149,865,609
		4,487,777,854
Utilities-6.25%
AES Corp. (The)	11,124,803	122,372,833
Alliant Energy Corp.(c)	2,502,708	147,359,447
Ameren Corp.	1,686,223	158,842,207
American Electric Power Co., Inc.	1,618,102	159,156,513
American Water Works Co., Inc.	1,159,919	144,572,304
Atmos Energy Corp.(c)	1,081,413	154,112,167
CenterPoint Energy, Inc.(c)	4,823,929	157,115,368
CMS Energy Corp.(c)	2,262,691	149,337,606
Consolidated Edison, Inc.	1,631,709	152,956,402
Constellation Energy Corp.	640,394	192,105,392
Dominion Energy, Inc.	2,790,137	155,103,716
DTE Energy Co.	1,249,396	149,777,592
Duke Energy Corp.	1,382,407	154,815,760
Edison International	1,853,292	100,077,768
Entergy Corp.	2,048,190	166,067,245
Evergy, Inc.	2,428,017	155,805,851
Eversource Energy	2,520,210	145,365,713
Exelon Corp.	4,113,912	164,556,480
FirstEnergy Corp.	3,768,304	149,978,499
NextEra Energy, Inc.	2,043,459	146,229,926
NiSource, Inc.	4,119,691	153,664,474
NRG Energy, Inc.	1,585,891	162,458,674
PG&E Corp.	7,631,839	119,438,280
Pinnacle West Capital Corp.(c)	1,700,777	147,899,568
	Shares	Value
Utilities-(continued)
PPL Corp.(c)	4,619,299	$155,208,446
Public Service Enterprise Group, Inc.	1,770,816	147,933,969
Sempra	1,729,683	143,442,611
Southern Co. (The)(c)	1,816,080	152,459,916
Vistra Corp.	1,037,057	174,256,688
WEC Energy Group, Inc.(c)	1,584,520	157,279,455
Xcel Energy, Inc.	2,211,445	148,609,104
		4,688,359,974
Total Common Stocks & Other Equity Interests (Cost $68,412,094,983)		74,856,779,367
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $85,795,433)	85,795,433	85,795,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $68,497,890,416)		74,942,574,800
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.67%
Invesco Private Government Fund, 4.35%(e)(f)(g)	755,206,886	755,206,886
Invesco Private Prime Fund, 4.48%(e)(f)(g)	1,991,867,120	1,992,464,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,747,671,566)		2,747,671,566
TOTAL INVESTMENTS IN SECURITIES-103.62% (Cost $71,245,561,982)		77,690,246,366
OTHER ASSETS LESS LIABILITIES-(3.62)%		(2,714,031,433)
NET ASSETS-100.00%		$74,976,214,933

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$98,740,712	$65,441,415	$(44,423,319)	$44,360,868	$(6,199,224)	$157,920,452	$4,779,835
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,969,194	$865,995,694	$(794,169,455)	$-	$-	$85,795,433	$1,013,930
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	594,742,327	6,400,281,320	(6,239,816,761)	-	-	755,206,886	28,124,097 *
Invesco Private Prime Fund	1,528,068,108	13,101,031,914	(12,636,678,389)	157,990	(114,943)	1,992,464,680	75,419,962 *
Total	$2,235,520,341	$20,432,750,343	$(19,715,087,924)	$44,518,858	$(6,314,167)	$2,991,387,451	$109,337,824

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	701	March-2025	$103,271,320	$(37,657)	$(37,657)
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Diversified Telecommunication Services-13.65%
AT&T, Inc.	91,207	$2,164,342
Frontier Communications Parent, Inc.(b)	61,823	2,210,791
Verizon Communications, Inc.	51,001	2,008,929
		6,384,062
Entertainment-31.56%
Electronic Arts, Inc.(c)	13,065	1,605,819
Live Nation Entertainment, Inc.(b)(c)	15,901	2,300,557
Netflix, Inc.(b)	2,288	2,234,827
Take-Two Interactive Software, Inc.(b)(c)	11,244	2,085,874
TKO Group Holdings, Inc.(b)(c)	15,153	2,351,897
Walt Disney Co. (The)	18,685	2,112,526
Warner Bros. Discovery, Inc.(b)	197,925	2,066,337
		14,757,837
Interactive Media & Services-14.97%
Alphabet, Inc., Class A	6,022	1,228,609
Alphabet, Inc., Class C	4,904	1,008,263
Match Group, Inc.(c)	68,029	2,428,635
Meta Platforms, Inc., Class A	3,385	2,332,874
		6,998,381
Media-35.24%
Charter Communications, Inc., Class A(b)(c)	5,658	1,954,783
Comcast Corp., Class A	53,930	1,815,284
Fox Corp., Class A(c)	29,672	1,518,613
Fox Corp., Class B	17,700	860,220
Interpublic Group of Cos., Inc. (The)	71,148	2,039,813
New York Times Co. (The), Class A	38,817	2,107,763
	Shares	Value
Media-(continued)
News Corp., Class A	55,528	$1,561,447
News Corp., Class B(c)	16,372	518,174
Omnicom Group, Inc.(c)	23,252	2,018,041
Paramount Global, Class B(c)	191,380	2,082,214
		16,476,352
Wireless Telecommunication Services-4.55%
T-Mobile US, Inc.	9,139	2,129,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $42,294,403)		46,745,745
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.05%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,255,395	3,255,395
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,453,141	8,455,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,711,072)		11,711,072
TOTAL INVESTMENTS IN SECURITIES-125.02% (Cost $54,005,475)		58,456,817
OTHER ASSETS LESS LIABILITIES-(25.02)%		(11,696,979)
NET ASSETS-100.00%		$46,759,838

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$726,473	$(726,473)	$-	$-	$-	$1,248
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,841,711	50,723,161	(50,309,477)	-	-	3,255,395	95,573 *
Invesco Private Prime Fund	7,440,000	105,738,185	(104,723,289)	-	781	8,455,677	248,366 *
Total	$10,281,711	$157,187,819	$(155,759,239)	$-	$781	$11,711,072	$345,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Automobile Components-4.04%
Aptiv PLC (Jersey)(b)	121,990	$7,614,616
BorgWarner, Inc.	204,694	6,529,738
		14,144,354
Automobiles-5.89%
Ford Motor Co.	690,072	6,955,926
General Motors Co.	138,038	6,827,359
Tesla, Inc.(b)	16,880	6,829,648
		20,612,933
Broadline Retail-4.31%
Amazon.com, Inc.(b)	31,210	7,417,993
eBay, Inc.	113,721	7,673,893
		15,091,886
Distributors-5.80%
Genuine Parts Co.	58,380	6,786,675
LKQ Corp.	186,044	6,956,185
Pool Corp.	19,128	6,584,814
		20,327,674
Hotels, Restaurants & Leisure-36.07%
Airbnb, Inc., Class A(b)	51,742	6,786,998
Booking Holdings, Inc.	1,353	6,409,919
Caesars Entertainment, Inc.(b)	193,580	6,978,559
Carnival Corp.(b)	269,926	7,468,853
Chipotle Mexican Grill, Inc.(b)	109,525	6,390,784
Darden Restaurants, Inc.	42,804	8,357,053
Domino’s Pizza, Inc.	15,703	7,052,531
Expedia Group, Inc.(b)	37,745	6,452,508
Hilton Worldwide Holdings, Inc.	27,937	7,153,828
Las Vegas Sands Corp.	131,899	6,044,931
Marriott International, Inc., Class A	24,576	7,141,540
McDonald’s Corp.	24,263	7,004,728
MGM Resorts International(b)(c)	194,444	6,704,429
Norwegian Cruise Line Holdings Ltd.(b)(c)	261,235	7,406,012
Royal Caribbean Cruises Ltd.	29,185	7,780,721
Starbucks Corp.	72,974	7,857,840
Wynn Resorts Ltd.	75,445	6,552,398
Yum! Brands, Inc.	51,842	6,765,381
		126,309,013
Household Durables-11.35%
D.R. Horton, Inc.	46,734	6,631,555
Garmin Ltd.	32,544	7,024,622
Lennar Corp., Class A	45,414	5,960,133
Millrose Properties, Inc.(b)(d)	22,352	247,213
Mohawk Industries, Inc.(b)	54,860	6,709,378
NVR, Inc.(b)	809	6,485,090
PulteGroup, Inc.	58,911	6,702,894
		39,760,885
	Shares	Value
Leisure Products-1.84%
Hasbro, Inc.	111,607	$6,455,349
Specialty Retail-20.12%
AutoZone, Inc.(b)	2,143	7,179,500
Best Buy Co., Inc.	82,496	7,083,106
CarMax, Inc.(b)	82,555	7,070,010
Home Depot, Inc. (The)	17,020	7,011,900
Lowe’s Cos., Inc.	26,817	6,973,493
O’Reilly Automotive, Inc.(b)	5,658	7,323,828
Ross Stores, Inc.	46,690	7,029,646
TJX Cos., Inc. (The)	56,672	7,072,099
Tractor Supply Co.	125,616	6,828,486
Ulta Beauty, Inc.(b)	16,693	6,880,020
		70,452,088
Textiles, Apparel & Luxury Goods-10.55%
Deckers Outdoor Corp.(b)	35,061	6,218,419
lululemon athletica, inc.(b)	17,962	7,439,860
NIKE, Inc., Class B	91,133	7,008,128
Ralph Lauren Corp.	31,559	7,880,282
Tapestry, Inc.(c)	115,276	8,408,232
		36,954,921
Total Common Stocks & Other Equity Interests (Cost $326,352,840)		350,109,103

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $101,000)	101,000	101,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $326,453,840)		350,210,103
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.36%
Invesco Private Government Fund, 4.35%(e)(f)(g)	3,261,285	3,261,285
Invesco Private Prime Fund, 4.48%(e)(f)(g)	8,508,060	8,510,612
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,771,897)		11,771,897
TOTAL INVESTMENTS IN SECURITIES-103.36% (Cost $338,225,737)		361,982,000
OTHER ASSETS LESS LIABILITIES-(3.36)%		(11,770,215)
NET ASSETS-100.00%		$350,211,785
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,198	$3,232,882	$(3,195,080)	$-	$-	$101,000	$5,906
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,387,148	113,303,196	(116,429,059)	-	-	3,261,285	213,379 *
Invesco Private Prime Fund	17,261,864	190,893,367	(199,643,561)	1,528	(2,586)	8,510,612	566,559 *
Total	$23,712,210	$307,429,445	$(319,267,700)	$1,528	$(2,586)	$11,872,897	$785,844

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Beverages-17.42%
Brown-Forman Corp., Class B(b)	163,093	$5,383,700
Coca-Cola Co. (The)	117,387	7,451,727
Constellation Brands, Inc., Class A	30,596	5,531,757
Keurig Dr Pepper, Inc.	221,102	7,097,374
Molson Coors Beverage Co., Class B	119,803	6,559,214
Monster Beverage Corp.(c)	141,224	6,879,021
PepsiCo, Inc.	46,919	7,070,224
		45,973,017
Consumer Staples Distribution & Retail-22.02%
Costco Wholesale Corp.	7,389	7,240,333
Dollar General Corp.	92,145	6,547,824
Dollar Tree, Inc.(c)	102,700	7,533,045
Kroger Co. (The)(b)	119,947	7,393,533
Sysco Corp.	91,321	6,659,127
Target Corp.	54,085	7,458,863
Walgreens Boots Alliance, Inc.	747,690	7,686,253
Walmart, Inc.	77,476	7,605,044
		58,124,022
Food Products-35.82%
Archer-Daniels-Midland Co.	139,037	7,122,865
Bunge Global S.A.	86,730	6,602,755
Campbell’s Co. (The)(b)	171,045	6,631,415
Conagra Brands, Inc.	265,307	6,868,798
General Mills, Inc.	112,335	6,755,827
Hershey Co. (The)	41,554	6,201,934
Hormel Foods Corp.	221,946	6,653,941
J.M. Smucker Co. (The)	64,959	6,943,468
Kellanova	91,246	7,457,536
Kraft Heinz Co. (The)	235,130	7,016,279
Lamb Weston Holdings, Inc.	97,855	5,865,429
McCormick & Co., Inc.	90,395	6,981,206
Mondelez International, Inc., Class A	116,242	6,740,874
Tyson Foods, Inc., Class A	118,764	6,708,978
		94,551,305
	Shares	Value
Household Products-13.56%
Church & Dwight Co., Inc.	69,694	$7,354,111
Clorox Co. (The)	44,690	7,091,409
Colgate-Palmolive Co.	79,320	6,877,044
Kimberly-Clark Corp.	56,340	7,322,510
Procter & Gamble Co. (The)	43,105	7,154,999
		35,800,073
Personal Care Products-5.53%
Estee Lauder Cos., Inc. (The), Class A	90,539	7,553,669
Kenvue, Inc.	331,111	7,049,353
		14,603,022
Tobacco-5.53%
Altria Group, Inc.	134,529	7,026,450
Philip Morris International, Inc.	58,022	7,554,464
		14,580,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $334,777,341)		263,632,353
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.92%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,604,216	3,604,216
Invesco Private Prime Fund, 4.48%(d)(e)(f)	9,376,990	9,379,803
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,984,019)		12,984,019
TOTAL INVESTMENTS IN SECURITIES-104.80% (Cost $347,761,360)		276,616,372
OTHER ASSETS LESS LIABILITIES-(4.80)%		(12,671,821)
NET ASSETS-100.00%		$263,944,551

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,035	$7,595,256	$(7,730,291)	$-	$-	$-	$8,680
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,840,643	$89,194,971	$(87,431,398)	$-	$-	$3,604,216	$237,402 *
Invesco Private Prime Fund	4,729,763	182,430,667	(177,783,163)	468	2,068	9,379,803	635,645 *
Total	$6,705,441	$279,220,894	$(272,944,852)	$468	$2,068	$12,984,019	$881,727

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Energy Equipment & Services-13.44%
Baker Hughes Co., Class A	587,785	$27,143,911
Halliburton Co.	853,427	22,206,170
Schlumberger N.V.	599,620	24,152,694
		73,502,775
Oil, Gas & Consumable Fuels-86.48%
APA Corp.	1,113,493	24,418,902
Chevron Corp.	159,531	23,800,430
ConocoPhillips	244,217	24,135,966
Coterra Energy, Inc.	983,046	27,250,035
Devon Energy Corp.	716,926	24,447,177
Diamondback Energy, Inc.	152,044	24,989,952
EOG Resources, Inc.	195,364	24,574,838
EQT Corp.	547,540	27,990,245
Exxon Mobil Corp.	222,657	23,786,447
Hess Corp.	175,081	24,341,511
Kinder Morgan, Inc.	926,050	25,447,854
Marathon Petroleum Corp.	163,976	23,892,943
Occidental Petroleum Corp.(b)	514,134	23,984,351
ONEOK, Inc.(b)	239,211	23,244,133
Phillips 66	198,840	23,437,271
Targa Resources Corp.	133,978	26,366,870
Texas Pacific Land Corp.(b)	20,648	26,783,966
Valero Energy Corp.	186,968	24,866,744
Williams Cos., Inc. (The)	450,570	24,975,095
		472,734,730
Total Common Stocks & Other Equity Interests (Cost $518,158,340)		546,237,505
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $9,948)	9,948	$9,948
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $518,168,288)		546,247,453
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.52%
Invesco Private Government Fund, 4.35%(c)(d)(e)	2,300,923	2,300,923
Invesco Private Prime Fund, 4.48%(c)(d)(e)	5,988,794	5,990,591
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,291,514)		8,291,514
TOTAL INVESTMENTS IN SECURITIES-101.44% (Cost $526,459,802)		554,538,967
OTHER ASSETS LESS LIABILITIES-(1.44)%		(7,894,982)
NET ASSETS-100.00%		$546,643,985

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,551	$16,038,263	$(16,256,866)	$-	$-	$9,948	$9,026
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,988,164	138,873,031	(139,560,272)	-	-	2,300,923	152,338 *
Invesco Private Prime Fund	7,685,814	301,083,620	(302,778,402)	729	(1,170)	5,990,591	410,905 *
Total	$10,902,529	$455,994,914	$(458,595,540)	$729	$(1,170)	$8,301,462	$572,269

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%(a)
Banks-17.84%
Bank of America Corp.	94,966	$4,396,926
Citigroup, Inc.	60,812	4,951,921
Citizens Financial Group, Inc.	94,659	4,502,929
Fifth Third Bancorp	95,506	4,231,871
Huntington Bancshares, Inc.	251,641	4,328,225
JPMorgan Chase & Co.	17,969	4,803,114
KeyCorp(b)	238,999	4,297,202
M&T Bank Corp.	21,667	4,360,267
PNC Financial Services Group, Inc. (The)	21,516	4,323,640
Regions Financial Corp.	172,285	4,245,102
Truist Financial Corp.	95,840	4,563,901
U.S. Bancorp	85,271	4,074,248
Wells Fargo & Co.	61,118	4,816,099
		57,895,445
Capital Markets-31.39%
Ameriprise Financial, Inc.	7,946	4,317,539
Bank of New York Mellon Corp. (The)	54,928	4,719,963
BlackRock, Inc.	4,108	4,418,154
Blackstone, Inc., Class A	22,743	4,028,013
Cboe Global Markets, Inc.	21,601	4,413,732
Charles Schwab Corp. (The)	53,101	4,392,515
CME Group, Inc., Class A	18,678	4,417,721
FactSet Research Systems, Inc.	8,930	4,236,481
Franklin Resources, Inc.	195,447	4,346,741
Goldman Sachs Group, Inc. (The)	7,385	4,729,354
Intercontinental Exchange, Inc.	27,665	4,421,697
Invesco Ltd.(c)	237,700	4,570,971
KKR & Co., Inc., Class A	27,803	4,645,047
MarketAxess Holdings, Inc.	18,633	4,110,999
Moody’s Corp.	8,796	4,393,074
Morgan Stanley	34,297	4,747,734
MSCI, Inc.	6,950	4,147,551
Nasdaq, Inc.	53,819	4,431,456
Northern Trust Corp.	41,617	4,673,173
Raymond James Financial, Inc.	27,094	4,564,797
S&P Global, Inc.	8,477	4,419,993
State Street Corp.	44,083	4,479,714
T. Rowe Price Group, Inc.	35,955	4,203,859
		101,830,278
Consumer Finance-5.77%
American Express Co.	14,475	4,595,089
Capital One Financial Corp.	23,521	4,791,463
Discover Financial Services	24,552	4,937,161
Synchrony Financial	63,856	4,404,787
		18,728,500
Financial Services-13.59%
Apollo Global Management, Inc.(b)	24,500	4,189,010
Berkshire Hathaway, Inc., Class B(d)	9,484	4,444,866
Corpay, Inc.(d)	11,989	4,561,695
Fidelity National Information Services, Inc.	51,313	4,180,470
Fiserv, Inc.(d)	21,455	4,635,138
Global Payments, Inc.	37,381	4,218,446
Jack Henry & Associates, Inc.	24,468	4,259,634
Mastercard, Inc., Class A	8,188	4,547,861
PayPal Holdings, Inc.(d)	48,221	4,271,416
Visa, Inc., Class A	13,947	4,767,085
		44,075,621
	Shares	Value
Insurance-31.37%
Aflac, Inc.	41,992	$4,509,101
Allstate Corp. (The)	22,638	4,353,967
American International Group, Inc.	59,425	4,377,246
Aon PLC, Class A	12,067	4,474,685
Arch Capital Group Ltd.	46,519	4,329,523
Arthur J. Gallagher & Co.	15,431	4,657,384
Assurant, Inc.	20,173	4,341,028
Brown & Brown, Inc.	42,033	4,399,174
Chubb Ltd.	15,842	4,307,123
Cincinnati Financial Corp.	28,851	3,954,030
Erie Indemnity Co., Class A	10,742	4,328,489
Everest Group Ltd.	12,077	4,196,878
Globe Life, Inc.	41,649	5,084,926
Hartford Financial Services Group, Inc. (The)	38,716	4,318,770
Loews Corp.	51,635	4,412,211
Marsh & McLennan Cos., Inc.	20,416	4,427,822
MetLife, Inc.	54,477	4,712,805
Principal Financial Group, Inc.(b)	54,810	4,519,084
Progressive Corp. (The)	17,955	4,424,830
Prudential Financial, Inc.	36,446	4,401,219
Travelers Cos., Inc. (The)	17,851	4,376,708
W.R. Berkley Corp.	71,892	4,229,406
Willis Towers Watson PLC	14,124	4,654,776
		101,791,185
Total Common Stocks & Other Equity Interests (Cost $254,677,050)		324,321,029

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(e) (Cost $55,146)	55,146	55,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $254,732,196)		324,376,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Private Government Fund, 4.35%(c)(e)(f)	1,303,867	1,303,867
Invesco Private Prime Fund, 4.48%(c)(e)(f)	3,393,732	3,394,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,698,617)		4,698,617
TOTAL INVESTMENTS IN SECURITIES-101.43% (Cost $259,430,813)		329,074,792
OTHER ASSETS LESS LIABILITIES-(1.43)%		(4,639,796)
NET ASSETS-100.00%		$324,434,996
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$3,322,369	$774,330	$(725,275)	$1,286,542	$(86,995)	$4,570,971	$146,169
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	203,950	5,067,658	(5,216,462)	-	-	55,146	5,825
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	866,161	25,946,511	(25,508,805)	-	-	1,303,867	42,506 *
Invesco Private Prime Fund	2,227,385	63,046,401	(61,878,482)	431	(985)	3,394,750	112,637 *
Total	$6,619,865	$94,834,900	$(93,329,024)	$1,286,973	$(87,980)	$9,324,734	$307,137

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-12.55%
AbbVie, Inc.	77,960	$14,336,844
Amgen, Inc.	49,710	14,188,228
Biogen, Inc.(b)	86,332	12,425,765
Gilead Sciences, Inc.	147,052	14,293,454
Incyte Corp.(b)	187,531	13,907,299
Moderna, Inc.(b)(c)	316,992	12,495,824
Regeneron Pharmaceuticals, Inc.(b)	17,618	11,856,562
Vertex Pharmaceuticals, Inc.(b)	29,028	13,401,647
		106,905,623
Health Care Equipment & Supplies-32.92%
Abbott Laboratories	119,099	15,236,335
Align Technology, Inc.(b)	56,755	12,435,588
Baxter International, Inc.	438,521	14,278,244
Becton, Dickinson and Co.	61,499	15,227,152
Boston Scientific Corp.(b)	150,015	15,355,535
Cooper Cos., Inc. (The)(b)	136,856	13,213,447
DexCom, Inc.(b)	168,934	14,668,539
Edwards Lifesciences Corp.(b)	184,176	13,343,551
GE HealthCare Technologies, Inc.	164,193	14,498,242
Hologic, Inc.(b)	179,862	12,975,245
IDEXX Laboratories, Inc.(b)	31,121	13,134,618
Insulet Corp.(b)	49,699	13,835,208
Intuitive Surgical, Inc.(b)	25,007	14,301,003
Medtronic PLC	163,844	14,880,312
ResMed, Inc.	55,301	13,060,990
Solventum Corp.(b)	192,851	14,282,545
STERIS PLC	64,850	14,309,153
Stryker Corp.	36,140	14,141,221
Teleflex, Inc.	73,999	13,337,580
Zimmer Biomet Holdings, Inc.	127,153	13,920,710
		280,435,218
Health Care Providers & Services-26.93%
Cardinal Health, Inc.	115,725	14,310,553
Cencora, Inc.	58,621	14,902,044
Centene Corp.(b)	238,912	15,297,535
Cigna Group (The)	46,234	13,602,505
CVS Health Corp.	262,491	14,825,492
DaVita, Inc.(b)	87,369	15,394,418
Elevance Health, Inc.	35,258	13,951,591
HCA Healthcare, Inc.	43,136	14,230,998
Henry Schein, Inc.(b)	176,760	14,140,800
Humana, Inc.	48,864	14,328,391
Labcorp Holdings, Inc.	59,225	14,794,405
McKesson Corp.	23,572	14,019,447
Molina Healthcare, Inc.(b)	45,265	14,050,709
Quest Diagnostics, Inc.	87,258	14,231,780
UnitedHealth Group, Inc.	25,496	13,831,325
Universal Health Services, Inc., Class B	71,247	13,434,334
		229,346,327
	Shares	Value
Life Sciences Tools & Services-16.37%
Agilent Technologies, Inc.	96,248	$14,583,497
Bio-Techne Corp.	176,855	13,007,685
Charles River Laboratories International, Inc.(b)(c)	70,235	11,571,919
Danaher Corp.	57,728	12,858,335
IQVIA Holdings, Inc.(b)	67,608	13,613,547
Mettler-Toledo International, Inc.(b)	10,698	14,596,779
Revvity, Inc.(c)	116,547	14,700,073
Thermo Fisher Scientific, Inc.	25,455	15,215,726
Waters Corp.(b)	35,284	14,659,796
West Pharmaceutical Services, Inc.	42,718	14,590,333
		139,397,690
Pharmaceuticals-11.15%
Bristol-Myers Squibb Co.	239,805	14,136,505
Eli Lilly and Co.	17,092	13,862,980
Johnson & Johnson	92,641	14,095,328
Merck & Co., Inc.	136,188	13,458,098
Pfizer, Inc.	538,808	14,289,188
Viatris, Inc.	1,065,487	12,018,693
Zoetis, Inc.	76,691	13,106,492
		94,967,284
Total Common Stocks & Other Equity Interests (Cost $737,073,331)		851,052,142

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $161,645)	161,645	161,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $737,234,976)		851,213,787
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,283,940	4,283,940
Invesco Private Prime Fund, 4.48%(d)(e)(f)	11,232,359	11,235,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,519,669)		15,519,669
TOTAL INVESTMENTS IN SECURITIES-101.76% (Cost $752,754,645)		866,733,456
OTHER ASSETS LESS LIABILITIES-(1.76)%		(14,991,198)
NET ASSETS-100.00%		$851,742,258
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,875	$23,634,143	$(23,595,373)	$-	$-	$161,645	$21,547
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,012,925	111,764,418	(115,493,403)	-	-	4,283,940	229,436 *
Invesco Private Prime Fund	20,609,844	271,157,231	(280,530,318)	1,953	(2,981)	11,235,729	625,522 *
Total	$28,745,644	$406,555,792	$(419,619,094)	$1,953	$(2,981)	$15,681,314	$876,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-16.13%
Axon Enterprise, Inc.(b)	13,815	$9,009,867
Boeing Co. (The)(b)	53,472	9,438,877
General Dynamics Corp.	33,435	8,592,126
General Electric Co.	52,620	10,711,853
Howmet Aerospace, Inc.	76,451	9,677,168
Huntington Ingalls Industries, Inc.	46,338	9,140,634
L3Harris Technologies, Inc.	38,775	8,220,688
Lockheed Martin Corp.	17,602	8,148,846
Northrop Grumman Corp.	18,657	9,090,996
RTX Corp.	75,886	9,785,500
Textron, Inc.	108,051	8,266,982
TransDigm Group, Inc.	7,116	9,630,368
		109,713,905
Air Freight & Logistics-4.80%
C.H. Robinson Worldwide, Inc.	81,321	8,090,626
Expeditors International of Washington, Inc.	73,708	8,371,755
FedEx Corp.	31,562	8,359,827
United Parcel Service, Inc., Class B	68,730	7,851,028
		32,673,236
Building Products-9.74%
A.O. Smith Corp.	121,768	8,194,986
Allegion PLC	63,191	8,387,342
Builders FirstSource, Inc.(b)	51,549	8,623,117
Carrier Global Corp.	120,413	7,872,602
Johnson Controls International PLC	105,620	8,238,360
Lennox International, Inc.	13,496	7,995,300
Masco Corp.	111,837	8,866,437
Trane Technologies PLC	22,178	8,045,070
		66,223,214
Commercial Services & Supplies-7.73%
Cintas Corp.	42,063	8,436,576
Copart, Inc.(b)	141,739	8,210,940
Republic Services, Inc.	42,186	9,148,878
Rollins, Inc.	181,070	8,962,965
Veralto Corp.	84,237	8,709,263
Waste Management, Inc.	41,369	9,111,936
		52,580,558
Construction & Engineering-1.20%
Quanta Services, Inc.	26,548	8,166,430
Electrical Equipment-8.73%
AMETEK, Inc.	47,038	8,681,333
Eaton Corp. PLC	24,521	8,004,635
Emerson Electric Co.	67,809	8,811,780
GE Vernova, Inc.	25,813	9,625,151
Generac Holdings, Inc.(b)	51,662	7,714,687
Hubbell, Inc.	19,419	8,214,431
Rockwell Automation, Inc.	29,842	8,308,908
		59,360,925
Ground Transportation-7.84%
CSX Corp.	264,037	8,678,896
J.B. Hunt Transport Services, Inc.	48,755	8,347,831
Norfolk Southern Corp.	35,894	9,163,738
Old Dominion Freight Line, Inc.	43,328	8,042,110
Uber Technologies, Inc.(b)	145,050	9,696,593
Union Pacific Corp.	37,959	9,405,861
		53,335,029
	Shares	Value
Industrial Conglomerates-2.80%
3M Co.	68,387	$10,408,501
Honeywell International, Inc.	38,743	8,667,584
		19,076,085
Machinery-21.85%
Caterpillar, Inc.	22,823	8,477,375
Cummins, Inc.	23,973	8,540,381
Deere & Co.	19,806	9,438,747
Dover Corp.	44,107	8,983,714
Fortive Corp.	113,365	9,219,975
IDEX Corp.	38,894	8,724,313
Illinois Tool Works, Inc.	32,511	8,425,551
Ingersoll Rand, Inc.	87,276	8,186,489
Nordson Corp.	35,559	7,830,803
Otis Worldwide Corp.	89,649	8,554,308
PACCAR, Inc.	76,602	8,493,630
Parker-Hannifin Corp.	12,929	9,141,449
Pentair PLC	81,257	8,424,726
Snap-on, Inc.	24,939	8,857,086
Stanley Black & Decker, Inc.	105,896	9,326,261
Wabtec Corp.	43,531	9,050,965
Xylem, Inc.	71,925	8,921,577
		148,597,350
Passenger Airlines-3.97%
Delta Air Lines, Inc.	139,794	9,403,942
Southwest Airlines Co.	264,272	8,115,793
United Airlines Holdings, Inc.(b)	89,676	9,491,308
		27,011,043
Professional Services-11.54%
Automatic Data Processing, Inc.	29,509	8,941,522
Broadridge Financial Solutions, Inc.	37,669	8,973,509
Dayforce, Inc.(b)(c)	113,351	8,018,450
Equifax, Inc.	33,776	9,280,969
Jacobs Solutions, Inc.	65,675	9,203,038
Leidos Holdings, Inc.	57,792	8,208,198
Paychex, Inc.	62,830	9,278,106
Paycom Software, Inc.	36,936	7,666,436
Verisk Analytics, Inc.	31,136	8,949,732
		78,519,960
Trading Companies & Distributors-3.65%
Fastenal Co.	111,964	8,200,244
United Rentals, Inc.	11,137	8,442,514
W.W. Grainger, Inc.	7,681	8,162,368
		24,805,126
Total Common Stocks & Other Equity Interests (Cost $558,611,599)		680,062,861

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $153,772)	153,772	153,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $558,765,371)		680,216,633
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.04%
Invesco Private Government Fund, 4.35%(d)(e)(f)	75,722	$75,722
Invesco Private Prime Fund, 4.48%(d)(e)(f)	192,787	192,845
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,567)		268,567
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $559,033,938)		680,485,200
OTHER ASSETS LESS LIABILITIES-(0.04)%		(249,497)
NET ASSETS-100.00%		$680,235,703

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,666	$7,791,102	$(7,945,996)	$-	$-	$153,772	$12,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,915,608	122,014,741	(125,854,627)	-	-	75,722	222,666 *
Invesco Private Prime Fund	10,067,693	212,952,887	(222,825,738)	957	(2,954)	192,845	614,853 *
Total	$14,291,967	$342,758,730	$(356,626,361)	$957	$(2,954)	$422,339	$849,936

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Chemicals-58.03%
Air Products and Chemicals, Inc.	24,412	$8,184,367
Albemarle Corp.(b)	73,476	6,185,944
Celanese Corp.	112,143	7,966,639
CF Industries Holdings, Inc.	84,911	7,829,643
Corteva, Inc.(b)	127,559	8,325,776
Dow, Inc.(b)	183,752	7,175,515
DuPont de Nemours, Inc.	93,137	7,152,922
Eastman Chemical Co.	76,738	7,646,942
Ecolab, Inc.	31,053	7,769,150
FMC Corp.(b)	135,127	7,537,384
International Flavors & Fragrances, Inc.	86,842	7,563,070
Linde PLC	17,356	7,742,859
LyondellBasell Industries N.V., Class A	99,800	7,554,860
Mosaic Co. (The)	284,945	7,947,116
PPG Industries, Inc.	62,193	7,175,829
Sherwin-Williams Co. (The)	20,461	7,328,312
		121,086,328
Construction Materials-7.14%
Martin Marietta Materials, Inc.	13,652	7,428,326
Vulcan Materials Co.(b)	27,237	7,467,024
		14,895,350
Containers & Packaging-21.15%
Amcor PLC(b)	761,140	7,398,281
Avery Dennison Corp.	38,630	7,174,750
Ball Corp.(b)	132,894	7,402,195
International Paper Co.(b)	139,887	7,781,914
Packaging Corp. of America	32,000	6,805,120
Smurfit WestRock PLC	142,666	7,574,138
		44,136,398
Metals & Mining-13.64%
Freeport-McMoRan, Inc.	177,409	6,360,113
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	180,423	$7,707,670
Nucor Corp.	55,114	7,078,291
Steel Dynamics, Inc.	57,158	7,327,656
		28,473,730
Total Common Stocks & Other Equity Interests (Cost $234,296,989)		208,591,806

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $28,998)	28,998	28,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $234,325,987)		208,620,804
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.28%
Invesco Private Government Fund, 4.35%(c)(d)(e)	6,497,386	6,497,386
Invesco Private Prime Fund, 4.48%(c)(d)(e)	17,023,187	17,028,294
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,525,680)		23,525,680
TOTAL INVESTMENTS IN SECURITIES-111.25% (Cost $257,851,667)		232,146,484
OTHER ASSETS LESS LIABILITIES-(11.25)%		(23,476,894)
NET ASSETS-100.00%		$208,669,590

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,381	$5,283,665	$(5,339,048)	$-	$-	$28,998	$5,509
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,702,520	124,457,756	(122,662,890)	-	-	6,497,386	214,999 *
Invesco Private Prime Fund	12,095,179	233,970,420	(229,037,922)	2,036	(1,419)	17,028,294	573,188 *
Total	$16,882,080	$363,711,841	$(357,039,860)	$2,036	$(1,419)	$23,554,678	$793,696

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
January 31, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Health Care REITs-13.37%
Alexandria Real Estate Equities, Inc.(b)	36,784	$3,580,922
Healthpeak Properties, Inc.	178,811	3,694,235
Ventas, Inc.	62,633	3,784,286
Welltower, Inc.	29,581	4,037,215
		15,096,658
Hotel & Resort REITs-2.97%
Host Hotels & Resorts, Inc.	200,913	3,357,256
Industrial REITs-3.59%
Prologis, Inc.	33,978	4,051,877
Office REITs-3.08%
BXP, Inc.(b)	47,545	3,477,441
Real Estate Management & Development-6.87%
CBRE Group, Inc., Class A(c)	27,633	3,999,600
CoStar Group, Inc.(c)	49,026	3,755,392
		7,754,992
Residential REITs-22.53%
AvalonBay Communities, Inc.(b)	16,821	3,726,020
Camden Property Trust	31,571	3,589,938
Equity Residential	52,258	3,690,983
Essex Property Trust, Inc.(b)	12,764	3,632,252
Invitation Homes, Inc.	114,244	3,558,701
Mid-America Apartment Communities, Inc.	24,018	3,664,666
UDR, Inc.	85,833	3,582,669
		25,445,229
Retail REITs-16.25%
Federal Realty Investment Trust	33,847	3,676,800
Kimco Realty Corp.	155,553	3,492,165
Realty Income Corp.	68,756	3,756,828
Regency Centers Corp.	51,259	3,682,446
Simon Property Group, Inc.	21,537	3,744,423
		18,352,662
Specialized REITs-31.26%
American Tower Corp.	19,059	3,524,962
Crown Castle, Inc.	38,346	3,423,531
	Shares	Value
Specialized REITs-(continued)
Digital Realty Trust, Inc.	20,318	$3,329,307
Equinix, Inc.	3,906	3,568,756
Extra Space Storage, Inc.	23,845	3,672,130
Iron Mountain, Inc.	33,629	3,415,698
Public Storage	11,765	3,511,617
SBA Communications Corp., Class A	17,590	3,475,080
VICI Properties, Inc.(b)	121,471	3,616,192
Weyerhaeuser Co.	123,123	3,770,026
		35,307,299
Total Common Stocks & Other Equity Interests (Cost $122,632,289)		112,843,414

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $85,324)	85,324	85,324
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $122,717,613)		112,928,738
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.86%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,088,238	3,088,238
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,041,693	8,044,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,132,344)		11,132,344
TOTAL INVESTMENTS IN SECURITIES-109.85% (Cost $133,849,957)		124,061,082
OTHER ASSETS LESS LIABILITIES-(9.85)%		(11,126,490)
NET ASSETS-100.00%		$112,934,592

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,785,006	$(1,699,682)	$-	$-	$85,324	$1,685
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$75,888	$39,540,372	$(36,528,022)	$-	$-	$3,088,238	$48,844 *
Invesco Private Prime Fund	195,068	81,792,248	(73,943,510)	37	263	8,044,106	128,248 *
Total	$270,956	$123,117,626	$(112,171,214)	$37	$263	$11,217,668	$178,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communications Equipment-7.59%
Arista Networks, Inc.(b)	489,173	$56,367,405
Cisco Systems, Inc.	895,166	54,247,060
F5, Inc.(b)(c)	201,642	59,940,101
Juniper Networks, Inc.	1,402,732	48,899,237
Motorola Solutions, Inc.	109,685	51,469,686
		270,923,489
Electronic Equipment, Instruments & Components-13.95%
Amphenol Corp., Class A	712,830	50,454,107
CDW Corp.	294,197	58,586,391
Corning, Inc.(c)	1,101,154	57,348,100
Jabil, Inc.	392,467	63,740,566
Keysight Technologies, Inc.(b)(c)	312,566	55,746,146
TE Connectivity PLC (Switzerland)(c)	349,970	51,785,061
Teledyne Technologies, Inc.(b)(c)	110,442	56,472,308
Trimble, Inc.(b)(c)	708,979	53,145,066
Zebra Technologies Corp., Class A(b)	129,684	50,828,347
		498,106,092
IT Services-12.24%
Accenture PLC, Class A (Ireland)	144,160	55,494,392
Akamai Technologies, Inc.(b)(c)	524,256	52,373,174
Cognizant Technology Solutions Corp., Class A	645,368	53,313,851
EPAM Systems, Inc.(b)	207,165	52,611,623
Gartner, Inc.(b)	101,082	54,870,342
GoDaddy, Inc., Class A(b)	251,678	53,519,327
International Business Machines Corp.	227,879	58,268,660
VeriSign, Inc.(b)	262,232	56,379,880
		436,831,249
Semiconductors & Semiconductor Equipment-26.92%
Advanced Micro Devices, Inc.(b)	402,895	46,715,675
Analog Devices, Inc.	241,522	51,176,096
Applied Materials, Inc.	306,405	55,260,142
Broadcom, Inc.	286,359	63,362,656
Enphase Energy, Inc.(b)(c)	706,386	43,993,720
First Solar, Inc.(b)(c)	260,765	43,683,353
Intel Corp.	2,606,755	50,649,250
KLA Corp.	80,838	59,677,845
Lam Research Corp.	670,018	54,304,959
Microchip Technology, Inc.(c)	851,989	46,263,003
Micron Technology, Inc.	513,599	46,860,773
Monolithic Power Systems, Inc.	84,053	53,572,860
NVIDIA Corp.	376,401	45,194,468
NXP Semiconductors N.V. (China)	238,522	49,743,763
ON Semiconductor Corp.(b)(c)	771,400	40,375,076
QUALCOMM, Inc.	328,085	56,735,739
Skyworks Solutions, Inc.(c)	586,592	52,065,906
Teradyne, Inc.	436,529	50,545,693
Texas Instruments, Inc.	273,602	50,509,665
		960,690,642
Software-28.37%
Adobe, Inc.(b)	95,306	41,691,610
ANSYS, Inc.(b)(c)	152,360	53,402,180
Autodesk, Inc.(b)	170,469	53,073,818
Cadence Design Systems, Inc.(b)(c)	169,808	50,538,257
	Shares	Value
Software-(continued)
CrowdStrike Holdings, Inc., Class A(b)	144,482	$57,513,950
Fair Isaac Corp.(b)	23,895	44,768,716
Fortinet, Inc.(b)(c)	534,840	53,954,659
Gen Digital, Inc.(c)	1,751,835	47,141,880
Intuit, Inc.	78,158	47,012,818
Microsoft Corp.	116,792	48,475,687
Oracle Corp.	293,512	49,914,651
Palantir Technologies, Inc., Class A(b)	723,626	59,691,909
Palo Alto Networks, Inc.(b)	263,104	48,521,640
PTC, Inc.(b)(c)	259,618	50,230,891
Roper Technologies, Inc.(c)	95,227	54,817,422
Salesforce, Inc.	147,709	50,472,165
ServiceNow, Inc.(b)	45,691	46,530,801
Synopsys, Inc.(b)	102,359	53,787,607
Tyler Technologies, Inc.(b)(c)	83,859	50,452,929
Workday, Inc., Class A(b)(c)	192,527	50,453,626
		1,012,447,216
Technology Hardware, Storage & Peripherals-10.85%
Apple, Inc.	212,802	50,221,272
Dell Technologies, Inc., Class C(c)	441,827	45,773,277
Hewlett Packard Enterprise Co.	2,393,430	50,716,782
HP, Inc.(c)	1,517,062	49,304,515
NetApp, Inc.(c)	427,312	52,174,795
Seagate Technology Holdings PLC(c)	532,729	51,333,767
Super Micro Computer, Inc.(b)(c)	1,368,882	39,040,515
Western Digital Corp.(b)(c)	749,849	48,837,665
		387,402,588
Total Common Stocks & Other Equity Interests (Cost $2,954,764,721)		3,566,401,276

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $3,467,873)	3,467,873	3,467,873
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,958,232,594)		3,569,869,149
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.50%
Invesco Private Government Fund, 4.35%(d)(e)(f)	44,597,403	44,597,403
Invesco Private Prime Fund, 4.48%(d)(e)(f)	116,097,315	116,132,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $160,729,547)		160,729,547
TOTAL INVESTMENTS IN SECURITIES-104.52% (Cost $3,118,962,141)		3,730,598,696
OTHER ASSETS LESS LIABILITIES-(4.52)%		(161,320,498)
NET ASSETS-100.00%		$3,569,278,198
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,025,816	$27,224,915	$(24,782,858)	$-	$-	$3,467,873	$44,558
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,104,207	639,959,356	(615,466,160)	-	-	44,597,403	761,543 *
Invesco Private Prime Fund	49,293,154	1,124,977,399	(1,058,131,837)	1,468	(8,040)	116,132,144	2,097,687 *
Total	$70,423,177	$1,792,161,670	$(1,698,380,855)	$1,468	$(8,040)	$164,197,420	$2,903,788

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-54.72%
Alliant Energy Corp.	194,210	$11,435,085
American Electric Power Co., Inc.	125,307	12,325,196
Constellation Energy Corp.	49,588	14,875,408
Duke Energy Corp.	107,054	11,988,977
Edison International	143,815	7,766,010
Entergy Corp.	158,413	12,844,126
Evergy, Inc.	188,412	12,090,398
Eversource Energy	195,569	11,280,420
Exelon Corp.	318,622	12,744,880
FirstEnergy Corp.	291,920	11,618,416
NextEra Energy, Inc.	158,310	11,328,664
NRG Energy, Inc.	122,673	12,566,622
PG&E Corp.	591,240	9,252,906
Pinnacle West Capital Corp.(b)	131,983	11,477,242
PPL Corp.	358,283	12,038,309
Southern Co. (The)	140,928	11,830,905
Xcel Energy, Inc.	171,628	11,533,402
		198,996,966
Gas Utilities-3.28%
Atmos Energy Corp.	83,784	11,940,058
Independent Power and Renewable Electricity Producers-6.32%
AES Corp. (The)	863,300	9,496,300
Vistra Corp.	80,227	13,480,543
		22,976,843
Multi-Utilities-32.49%
Ameren Corp.	130,576	12,300,259
CenterPoint Energy, Inc.(b)	372,888	12,144,962
CMS Energy Corp.	175,578	11,588,148
Consolidated Edison, Inc.	126,272	11,836,737
Dominion Energy, Inc.	216,186	12,017,780
DTE Energy Co.	96,962	11,623,805
NiSource, Inc.	319,156	11,904,519
Public Service Enterprise Group, Inc.	137,123	11,455,256
	Shares	Value
Multi-Utilities-(continued)
Sempra	133,996	$11,112,288
WEC Energy Group, Inc.	122,500	12,159,350
		118,143,104
Water Utilities-3.08%
American Water Works Co., Inc.	90,016	11,219,594
Total Common Stocks & Other Equity Interests (Cost $347,560,248)		363,276,565

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $258,978)	258,978	258,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $347,819,226)		363,535,543
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.50%
Invesco Private Government Fund, 4.35%(c)(d)(e)	3,530,920	3,530,920
Invesco Private Prime Fund, 4.48%(c)(d)(e)	9,189,105	9,191,862
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,722,782)		12,722,782
TOTAL INVESTMENTS IN SECURITIES-103.46% (Cost $360,542,008)		376,258,325
OTHER ASSETS LESS LIABILITIES-(3.46)%		(12,597,898)
NET ASSETS-100.00%		$363,660,427

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,358	$6,614,365	$(6,476,745)	$-	$-	$258,978	$8,016
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	121,244	90,372,636	(86,962,960)	-	-	3,530,920	194,537 *
Invesco Private Prime Fund	311,248	145,997,490	(137,116,333)	17	(560)	9,191,862	511,538 *
Total	$553,850	$242,984,491	$(230,556,038)	$17	$(560)	$12,981,760	$714,091

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
January 31, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Consumer Discretionary-26.73%
Abercrombie & Fitch Co., Class A(b)	71,339	$8,516,450
Boyd Gaming Corp.(c)	154,086	11,810,692
Crocs, Inc.(b)(c)	127,959	13,060,775
Grand Canyon Education, Inc.(b)	42,650	7,491,046
Harley-Davidson, Inc.(c)	322,828	8,735,726
Hyatt Hotels Corp., Class A	92,150	14,580,894
KB Home	106,089	7,118,572
Lear Corp.	70,415	6,625,347
Murphy USA, Inc.	22,572	11,351,685
Penske Automotive Group, Inc.(c)	48,423	8,020,301
PVH Corp.	64,437	5,773,555
Skechers U.S.A., Inc., Class A(b)	139,799	10,532,457
Taylor Morrison Home Corp., Class A(b)	107,934	6,957,426
Texas Roadhouse, Inc.	67,923	12,300,855
Toll Brothers, Inc.	60,616	8,232,259
TopBuild Corp.(b)	26,157	8,963,481
Visteon Corp.(b)	114,601	9,633,360
		159,704,881
Consumer Staples-3.79%
Celsius Holdings, Inc.(b)(c)	625,585	15,627,113
Pilgrim’s Pride Corp.(b)(c)	151,150	7,034,521
		22,661,634
Energy-19.78%
Chord Energy Corp.	133,316	14,991,384
Civitas Resources, Inc.	297,661	15,109,272
CNX Resources Corp.(b)(c)	250,178	6,849,874
Matador Resources Co.	250,578	14,533,524
Murphy Oil Corp.	270,392	7,200,539
Ovintiv, Inc.	215,200	9,085,744
Permian Resources Corp.(c)	1,001,415	14,670,730
Range Resources Corp.	199,163	7,376,997
Valaris Ltd.(b)(c)	327,873	15,718,232
Viper Energy, Inc.(c)	270,137	12,669,425
		118,205,721
Financials-11.10%
Bank OZK(c)	199,927	10,154,292
East West Bancorp, Inc.	77,219	7,951,240
Hancock Whitney Corp.	225,870	13,493,474
International Bancshares Corp.	109,897	7,241,113
Kinsale Capital Group, Inc.	24,975	11,037,452
RenaissanceRe Holdings Ltd. (Bermuda)	33,337	7,753,520
Western Alliance Bancorporation	98,692	8,672,066
		66,303,157
Health Care-11.59%
Exelixis, Inc.(b)	224,851	7,453,811
Halozyme Therapeutics, Inc.(b)(c)	302,562	17,137,112
Lantheus Holdings, Inc.(b)(c)	190,989	17,668,392
Medpace Holdings, Inc.(b)	32,423	11,320,490
Roivant Sciences Ltd.(b)(c)	1,409,616	15,689,026
		69,268,831
Industrials-13.80%
AAON, Inc.	76,678	8,923,786
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	18,233	$7,963,263
EMCOR Group, Inc.	20,037	8,977,778
ITT, Inc.	53,731	8,114,456
Lincoln Electric Holdings, Inc.	37,661	7,486,254
Mueller Industries, Inc.	90,743	7,146,011
Owens Corning	48,515	8,953,443
Saia, Inc.(b)(c)	13,854	6,651,444
Simpson Manufacturing Co., Inc.	42,193	7,088,424
Terex Corp.(c)	231,849	11,149,618
		82,454,477
Information Technology-8.36%
Arrow Electronics, Inc.(b)(c)	58,070	6,768,059
Commvault Systems, Inc.(b)	45,620	7,265,441
DocuSign, Inc.(b)	84,355	8,159,659
Lattice Semiconductor Corp.(b)(c)	161,065	9,183,926
Manhattan Associates, Inc.(b)	24,235	5,055,179
Rambus, Inc.(b)	219,177	13,505,687
		49,937,951
Materials-2.64%
Eagle Materials, Inc.	25,385	6,517,345
Reliance, Inc.	32,038	9,275,001
		15,792,346
Real Estate-2.13%
Park Hotels & Resorts, Inc.(c)	944,114	12,736,098
Total Common Stocks & Other Equity Interests (Cost $589,409,398)		597,065,096
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $646,269)	646,269	646,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $590,055,667)		597,711,365
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.71%
Invesco Private Government Fund, 4.35%(d)(e)(f)	32,720,913	32,720,913
Invesco Private Prime Fund, 4.48%(d)(e)(f)	85,070,826	85,096,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,817,260)		117,817,260
TOTAL INVESTMENTS IN SECURITIES-119.74% (Cost $707,872,927)		715,528,625
OTHER ASSETS LESS LIABILITIES-(19.74)%		(117,977,869)
NET ASSETS-100.00%		$597,550,756
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,314	$5,146,957	$(4,582,002)	$-	$-	$646,269	$10,319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,602,345	198,399,789	(178,281,221)	-	-	32,720,913	698,178 *
Invesco Private Prime Fund	32,391,587	393,741,310	(341,034,992)	2,043	(3,601)	85,096,347	1,883,560 *
Total	$45,075,246	$597,288,056	$(523,898,215)	$2,043	$(3,601)	$118,463,529	$2,592,057

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,851,524,523	$-	$5,254,844	$74,856,779,367
Money Market Funds	85,795,433	2,747,671,566	-	2,833,466,999
Total Investments in Securities	74,937,319,956	2,747,671,566	5,254,844	77,690,246,366
Other Investments - Liabilities*
Futures Contracts	(37,657)	-	-	(37,657)
Total Investments	$74,937,282,299	$2,747,671,566	$5,254,844	$77,690,208,709
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,745,745	$-	$-	$46,745,745
Money Market Funds	-	11,711,072	-	11,711,072
Total Investments	$46,745,745	$11,711,072	$-	$58,456,817
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,861,890	$-	$247,213	$350,109,103
Money Market Funds	101,000	11,771,897	-	11,872,897
Total Investments	$349,962,890	$11,771,897	$247,213	$361,982,000
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$263,632,353	$-	$-	$263,632,353
Money Market Funds	-	12,984,019	-	12,984,019
Total Investments	$263,632,353	$12,984,019	$-	$276,616,372

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$546,237,505	$-	$-	$546,237,505
Money Market Funds	9,948	8,291,514	-	8,301,462
Total Investments	$546,247,453	$8,291,514	$-	$554,538,967
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$324,321,029	$-	$-	$324,321,029
Money Market Funds	55,146	4,698,617	-	4,753,763
Total Investments	$324,376,175	$4,698,617	$-	$329,074,792
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$851,052,142	$-	$-	$851,052,142
Money Market Funds	161,645	15,519,669	-	15,681,314
Total Investments	$851,213,787	$15,519,669	$-	$866,733,456
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$680,062,861	$-	$-	$680,062,861
Money Market Funds	153,772	268,567	-	422,339
Total Investments	$680,216,633	$268,567	$-	$680,485,200
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$208,591,806	$-	$-	$208,591,806
Money Market Funds	28,998	23,525,680	-	23,554,678
Total Investments	$208,620,804	$23,525,680	$-	$232,146,484
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$112,843,414	$-	$-	$112,843,414
Money Market Funds	85,324	11,132,344	-	11,217,668
Total Investments	$112,928,738	$11,132,344	$-	$124,061,082
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,566,401,276	$-	$-	$3,566,401,276
Money Market Funds	3,467,873	160,729,547	-	164,197,420
Total Investments	$3,569,869,149	$160,729,547	$-	$3,730,598,696
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$363,276,565	$-	$-	$363,276,565
Money Market Funds	258,978	12,722,782	-	12,981,760
Total Investments	$363,535,543	$12,722,782	$-	$376,258,325
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$597,065,096	$-	$-	$597,065,096
Money Market Funds	646,269	117,817,260	-	118,463,529
Total Investments	$597,711,365	$117,817,260	$-	$715,528,625

*	Unrealized appreciation (depreciation).